Business segments information - Sales by product (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Business segments information
Total sales revenue	$ 68,823	$ 61,034
National sales
Business segments information
Sales by product	34,530	29,567
National sales | Mid-distillates
Business segments information
Sales by product	17,415	13,572
National sales | Gasoline and turbo fuels
Business segments information
Sales by product	9,670	8,399
National sales | Services
Business segments information
Sales by product	1,765	1,550
National sales | Electric power transmission services
Business segments information
Sales by product	1,613	1,635
National sales | Natural gas
Business segments information
Sales by product	1,666	1,736
National sales | Fuel gas service
Business segments information
Sales by product	593	706
National sales | Plastic and rubber
Business segments information
Sales by product	436	448
National sales | Asphalts
Business segments information
Sales by product	396	412
National sales | LPG and propane
Business segments information
Sales by product	189	314
National sales | Roads and construction services
Business segments information
Sales by product	196	172
National sales | Aromatics
Business segments information
Sales by product	112	64
National sales | Polyethylene
Business segments information
Sales by product	119	167
National sales | Crude oil
Business segments information
Sales by product		3
National sales | Other products
Business segments information
Sales by product	360	389
Foreign sales
Business segments information
Sales by product	34,293	31,467
Foreign sales | Electric power transmission services
Business segments information
Sales by product	2,885	2,326
Foreign sales | Natural gas
Business segments information
Sales by product	(98)	76
Foreign sales | Plastic and rubber
Business segments information
Sales by product	806	634
Foreign sales | LPG and propane
Business segments information
Sales by product	175	272
Foreign sales | Roads and construction services
Business segments information
Sales by product	3,517	2,892
Foreign sales | Crude oil
Business segments information
Sales by product	22,336	21,493
Foreign sales | Construction services
Business segments information
Sales by product	3,517	2,892
Foreign sales | Fuel oil
Business segments information
Sales by product	2,359	1,782
Foreign sales | Other products
Business segments information
Sales by product	1,691	1,632
Foreign sales | Diesel
Business segments information
Sales by product	356	492
Foreign sales | Cash flow hedges
Business segments information
Sales by product	266	(132)
Inter-segments
Business segments information
Total sales revenue	(28,048)	(23,632)
Inter-segments | National sales
Business segments information
Sales by product	(28,048)	(23,634)
Inter-segments | National sales | Mid-distillates
Business segments information
Sales by product	(12)	(9)
Inter-segments | National sales | Gasoline and turbo fuels
Business segments information
Sales by product	(1,983)	(1,679)
Inter-segments | National sales | Services
Business segments information
Sales by product	(9,896)	(7,720)
Inter-segments | National sales | Natural gas
Business segments information
Sales by product	(598)	(642)
Inter-segments | National sales | Fuel gas service
Business segments information
Sales by product	(5)	(15)
Inter-segments | National sales | LPG and propane
Business segments information
Sales by product	(4)	(8)
Inter-segments | National sales | Crude oil
Business segments information
Sales by product	(13,801)	(12,289)
Inter-segments | National sales | Other products
Business segments information
Sales by product	(1,749)	(1,272)
Inter-segments | Foreign sales
Business segments information
Sales by product		2
Inter-segments | Foreign sales | Fuel oil
Business segments information
Sales by product		86
Inter-segments | Foreign sales | Other products
Business segments information
Sales by product		84
Exploration and Production | Operating segments
Business segments information
Total sales revenue	39,215	36,506
Exploration and Production | Operating segments | National sales
Business segments information
Sales by product	16,564	15,009
Exploration and Production | Operating segments | National sales | Gasoline and turbo fuels
Business segments information
Sales by product	6
Exploration and Production | Operating segments | National sales | Services
Business segments information
Sales by product	161	58
Exploration and Production | Operating segments | National sales | Natural gas
Business segments information
Sales by product	2,265	2,378
Exploration and Production | Operating segments | National sales | Asphalts
Business segments information
Sales by product	65	55
Exploration and Production | Operating segments | National sales | LPG and propane
Business segments information
Sales by product	109	207
Exploration and Production | Operating segments | National sales | Crude oil
Business segments information
Sales by product	13,801	12,292
Exploration and Production | Operating segments | National sales | Other products
Business segments information
Sales by product	157	19
Exploration and Production | Operating segments | Foreign sales
Business segments information
Sales by product	22,651	21,497
Exploration and Production | Operating segments | Foreign sales | Natural gas
Business segments information
Sales by product	(98)	76
Exploration and Production | Operating segments | Foreign sales | LPG and propane
Business segments information
Sales by product	175	272
Exploration and Production | Operating segments | Foreign sales | Crude oil
Business segments information
Sales by product	22,336	21,277
Exploration and Production | Operating segments | Foreign sales | Other products
Business segments information
Sales by product	(28)	4
Exploration and Production | Operating segments | Foreign sales | Cash flow hedges
Business segments information
Sales by product	266	(132)
Refining and Petrochemicals | Operating segments
Business segments information
Total sales revenue	42,090	32,958
Refining and Petrochemicals | Operating segments | National sales
Business segments information
Sales by product	36,948	28,302
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Business segments information
Sales by product	17,427	13,581
Refining and Petrochemicals | Operating segments | National sales | Gasoline and turbo fuels
Business segments information
Sales by product	11,647	10,078
Refining and Petrochemicals | Operating segments | National sales | Services
Business segments information
Sales by product	4,342	1,129
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Business segments information
Sales by product	598	721
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Business segments information
Sales by product	436	448
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Business segments information
Sales by product	331	357
Refining and Petrochemicals | Operating segments | National sales | LPG and propane
Business segments information
Sales by product	84	115
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Business segments information
Sales by product	112	64
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Business segments information
Sales by product	119	167
Refining and Petrochemicals | Operating segments | National sales | Other products
Business segments information
Sales by product	1,852	1,642
Refining and Petrochemicals | Operating segments | Foreign sales
Business segments information
Sales by product	5,142	4,656
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Business segments information
Sales by product	806	634
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Business segments information
Sales by product		216
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Business segments information
Sales by product	2,359	1,696
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Business segments information
Sales by product	1,621	1,618
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Business segments information
Sales by product	356	492
Transport and Logistics | Operating segments
Business segments information
Total sales revenue	6,971	7,848
Transport and Logistics | Operating segments | National sales
Business segments information
Sales by product	6,972	7,848
Transport and Logistics | Operating segments | National sales | Services
Business segments information
Sales by product	6,878	7,848
Transport and Logistics | Operating segments | National sales | Natural gas
Business segments information
Sales by product	(1)
Transport and Logistics | Operating segments | National sales | Other products
Business segments information
Sales by product	95
Transport and Logistics | Operating segments | Foreign sales
Business segments information
Sales by product	(1)
Transport and Logistics | Operating segments | Foreign sales | Other products
Business segments information
Sales by product	(1)
Energy Transmission and Toll Roads Concessions | Operating segments
Business segments information
Total sales revenue	8,595	7,354
Energy Transmission and Toll Roads Concessions | Operating segments | National sales
Business segments information
Sales by product	2,094	2,042
Energy Transmission and Toll Roads Concessions | Operating segments | National sales | Services
Business segments information
Sales by product	280	235
Energy Transmission and Toll Roads Concessions | Operating segments | National sales | Electric power transmission services
Business segments information
Sales by product	1,613	1,635
Energy Transmission and Toll Roads Concessions | Operating segments | National sales | Roads and construction services
Business segments information
Sales by product	196	172
Energy Transmission and Toll Roads Concessions | Operating segments | National sales | Other products
Business segments information
Sales by product	5
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales
Business segments information
Sales by product	6,501	5,312
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Electric power transmission services
Business segments information
Sales by product	2,885	2,326
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Construction services
Business segments information
Sales by product	3,517	2,892
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Other products
Business segments information
Sales by product	$ (99)	$ 94